Estimated Fair Values of Assets Acquired and Liabilities Assumed as of Date of Acquisition (21V Xi'an) (Detail)	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jul. 31, 2012 21V Xi'an CNY	Jul. 02, 2012 21V Xi'an CNY	Jul. 31, 2012 21V Xi'an Due to related parties CNY
Net assets acquired
Current assets			7,284,000
Property and equipment, net			24,820,000
Other payables			(2,761,000)		(390,000)
Deferred tax liability			(2,437,000)
Total net assets acquired			26,516,000
Purchase consideration			15,977,000	15,977,000
Bargain purchase gain recognized	$ (1,692,000)	(10,539,000)	(10,539,000)